Additional Information of Expenses by Nature - Summary of Additional Information of Expenses by Nature (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Expense by nature [line items]
Depreciation of property, plant and equipment	$ 255,796.0	$ 8,630.1	$ 220,085.0	$ 219,303.4
Amortization of intangible assets	4,346.7	146.6	3,743.4	3,202.2
Research and development costs expensed as incurred	80,732.5	$ 2,723.8	71,207.7	65,544.6
Defined contribution plans	2,369.9		2,164.9	2,002.6
Defined benefit plans	271.5		272.2	278.9
Post-employment benefits	2,641.4		2,437.1	2,281.5
Other employee benefits	101,488.7		97,248.0	88,929.4
Employee benefits expenses	104,130.1		99,685.1	91,210.9
Cost of revenue [member]
Expense by nature [line items]
Depreciation of property, plant and equipment	235,985.2		203,476.8	204,126.2
Amortization of intangible assets	2,135.5		2,028.5	1,642.1
Defined benefit plans	175.3		177.0	189.5
Employee benefits expenses	61,026.1		58,493.5	52,983.2
Operating expenses [member]
Expense by nature [line items]
Depreciation of property, plant and equipment	19,746.3		16,583.1	15,152.2
Amortization of intangible assets	2,211.2		1,714.9	1,560.1
Employee benefits expenses	43,104.0		41,191.6	38,227.7
Other operating income and expenses [member]
Expense by nature [line items]
Depreciation of property, plant and equipment	$ 64.5		$ 25.1	$ 25.0